Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	€ 2,515.9	€ 2,324.3	€ 2,172.8
Cost of sales	(1,753.4)	(1,626.4)	(1,519.3)
Gross profit	762.5	697.9	653.5
Other operating expenses	(382.7)	(359.9)	(352.7)
Exceptional items	(20.6)	(54.5)	(17.7)
Operating profit	359.2	283.5	283.1
Finance income	4.7	2.5	1.6
Finance costs	(68.4)	(75.7)	(57.6)
Net finance costs	(63.7)	(73.2)	(56.0)
Profit before tax	295.5	210.3	227.1
Taxation	(70.4)	(56.7)	(56.6)
Profit for the period	225.2	154.0	171.2
Profit (loss), attributable to non-controlling interests	(0.1)	(0.4)	(0.7)
Profit (loss)	€ 225.1	€ 153.6	€ 170.5
Earnings per share:
Basic earnings per share (in euros per share)	€ 1.16	€ 0.80	€ 0.97
Diluted earnings per share (in euros per share)	€ 1.14	€ 0.78	€ 0.97